Capital Stock, Warrants and Stock Options - Schedule of Warrant Activity (Details) - Warrants [Member] - $ / shares		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Number of warrants, beginning balance		13,046,484	663,496
Number of warrants, Issued		27,360,284	12,582,988
Number of warrants, Cancelled		(229,464)	(200,000)
Number of warrants, Exercised	[1]	(2,332,900)
Number of warrants, ending balance		37,844,404	13,046,484
Weighted average exercise price, beginning balance		$ 0.27	$ 6.13
Weighted average exercise price, Issued		0.03	0.07
Weighted average exercise price, Cancelled		3.54	7.50
Weighted average exercise price, Exercised	[1]	0.02
Weighted average exercise price, ending balance		0.09	0.27
CAD [Member]
Weighted average exercise price, beginning balance		0.88	16.02
Weighted average exercise price, Issued		0.27	0.38
Weighted average exercise price, Cancelled		8.50	20.00
Weighted average exercise price, Exercised	[1]	0.25
Weighted average exercise price, ending balance		$ 0.43	$ 0.88

[1]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.